UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6454

Fidelity Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Money Market Fund

March 31, 2017

PFR-QTLY-0517
1.814638.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 46.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 4/7/17, VRDN (a)(b)	$400,000	$400,000
Arkansas - 0.7%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 1.1% 4/7/17, VRDN (a)(b)	200,000	200,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.09% 4/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,500,000	2,500,000
		2,700,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1.14% 4/3/17, VRDN (a)(b)	300,000	300,000
Series 1988, 1.14% 4/3/17, VRDN (a)(b)	200,000	200,000
Series 1993 C, 1.03% 4/7/17, VRDN (a)	100,000	100,000
Series 1994, 1.14% 4/3/17, VRDN (a)(b)	200,000	200,000
Series 1999 B, 1% 4/7/17, VRDN (a)(b)	100,000	100,000
		900,000
Florida - 0.9%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.97% 4/7/17, LOC PNC Bank NA, VRDN (a)(b)	3,330,000	3,330,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.04% 4/7/17, VRDN (a)(b)	400,000	400,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.07% 4/7/17, VRDN (a)	200,000	200,000
Series I, 1.07% 4/7/17, VRDN (a)	100,000	100,000
		700,000
Iowa - 0.1%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.97% 4/7/17, VRDN (a)(b)	300,000	300,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.05% 4/7/17, VRDN (a)	700,000	700,000
Series 2010 B1, 1.05% 4/7/17, VRDN (a)	180,000	180,000
		880,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.1% 4/7/17, VRDN (a)(b)	400,000	400,000
Pennsylvania - 42.9%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.94% 4/7/17, LOC PNC Bank NA, VRDN (a)	2,965,000	2,965,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.94% 4/7/17, LOC PNC Bank NA, VRDN (a)	6,000,000	6,000,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.94% 4/7/17, LOC PNC Bank NA, VRDN (a)	6,440,000	6,440,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.94% 4/7/17, LOC PNC Bank NA, VRDN (a)	3,525,000	3,525,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 1% 4/7/17, LOC PNC Bank NA, VRDN (a)(b)	3,120,000	3,120,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 1.09% 4/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,325,000	3,325,000
(Snowball Real Estate LP Proj.) 1.1% 4/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	895,000	895,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.96% 4/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	14,800,000	14,800,000
Chester County Health & Ed. Auth. Rev. 0.96% 4/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,580,000	3,580,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.95% 4/7/17, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.85% 4/3/17, VRDN (a)	5,300,000	5,300,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.96% 4/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	15,560,000	15,560,000
Haverford Township School District Series 2009, 0.92% 4/7/17, LOC TD Banknorth, NA, VRDN (a)	4,900,000	4,900,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.01% 4/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,600,000	2,600,000
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.95% 4/7/17, LOC PNC Bank NA, VRDN (a)	7,100,000	7,100,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.95% 4/7/17, LOC PNC Bank NA, VRDN (a)	4,485,000	4,485,000
Luzerne County Convention Ctr. Series 2012, 0.94% 4/7/17, LOC PNC Bank NA, VRDN (a)	2,140,000	2,140,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.93% 4/7/17, LOC Fannie Mae, VRDN (a)	10,575,000	10,575,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 1.04% 4/7/17, LOC PNC Bank NA, VRDN (a)(b)	400,000	400,000
Series 2004 B, 1.06% 4/7/17, LOC PNC Bank NA, VRDN (a)	800,000	800,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Point Park College Proj.) 0.99% 4/7/17, LOC PNC Bank NA, VRDN (a)	400,000	400,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.96% 4/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	18,720,000	18,720,000
Series 2005 C2, 0.9% 4/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	9,145,000	9,145,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.95% 4/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,290,000	1,290,000
(The Franklin Institute Proj.) Series 2006, 0.93% 4/7/17, LOC Bank of America NA, VRDN (a)	3,555,000	3,555,000
Philadelphia Gen. Oblig. Series 2009 B, 0.92% 4/7/17, LOC Barclays Bank PLC, VRDN (a)	12,900,000	12,900,000
Ridley School District Series 2009, 0.92% 4/7/17, LOC TD Banknorth, NA, VRDN (a)	7,380,000	7,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.94% 4/7/17, LOC PNC Bank NA, VRDN (a)	4,650,000	4,650,000
		158,550,000
Texas - 0.1%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 1.25% 4/7/17, VRDN (a)(b)	200,000	200,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.14% 4/7/17, VRDN (a)(b)	600,000	600,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.15% 4/7/17, VRDN (a)(b)	700,000	700,000
		1,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $169,660,000)		169,660,000

Tender Option Bond - 27.7%
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.11% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	100,000	100,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.08% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200,000	200,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.1% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch)(a)(c)	100,000	100,000
Pennsylvania - 27.6%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,785,000	1,785,000
Series Putters 0047, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,605,000	5,605,000
0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,285,000	6,285,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 0.95% 4/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,750,000	3,750,000
Montgomery Cnty. Indl. Dev. Auth. Rev. Participating VRDN Series Floaters 62 144, 0.96% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,200,000	5,200,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 0.99% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,605,000	3,605,000
Pennsylvania Econ. Developm Participating VRDN Series XM 0048, 1.04% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,505,000	4,505,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,770,000	4,770,000
Series Floaters XF 05 34, 0.95% 4/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,000,000	2,000,000
Series MS 3382, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500,000	7,500,000
Series ROC II R 14070, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	8,000,000	8,000,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.11%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,100,000	2,100,000
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 1.11%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000,000	5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series WF 11 26C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,900,000	5,900,000
Participating VRDN:
Series Floaters XG 01 06, 0.98% 4/7/17 (Liquidity Facility Bank of America NA) (a)(c)	4,095,000	4,095,000
Series MS 3252, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,035,000	5,035,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series XX 10 44, 0.99% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,330,000	3,330,000
Philadelphia Auth. For Indl. Dev. Participating VRDN:
Series 15 ZF0167, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,750,000	2,750,000
Series Putters 14 XM0005, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	4,625,000	4,625,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,330,000	5,330,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.11%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,905,000	4,905,000
		101,915,000
TOTAL TENDER OPTION BOND
(Cost $102,315,000)		102,315,000

Other Municipal Security - 15.2%
Georgia - 0.7%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.02%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,785,000	1,785,000
Series 2010 A2, 1.02%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,000,000	1,000,000
		2,785,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.82% tender 4/19/17, CP mode	500,000	500,000
Series 1993 B, 1% tender 5/4/17, CP mode	300,000	300,000
Series 1993-A, 0.9% tender 4/25/17, CP mode	200,000	200,000
		1,000,000
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 4/18/17, CP mode (b)	800,000	800,000
Series 1990-A, 0.95% tender 4/25/17, CP mode (b)	300,000	300,000
Series A1, 1.05% tender 4/6/17, CP mode (b)	700,000	700,000
0.85% tender 4/6/17, CP mode	400,000	400,000
		2,200,000
Pennsylvania - 13.4%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2008 A, 5% 9/1/17	1,715,000	1,743,745
Pennsylvania Gen. Oblig. Bonds:
Series 2007 A, 5% 8/1/17	3,000,000	3,040,806
Series 2009, 5% 7/1/17	1,500,000	1,515,473
Series 2010 A, 5% 5/1/17	1,645,000	1,650,693
Series 2011, 5% 7/1/17	1,035,000	1,045,673
5% 7/1/17	6,125,000	6,188,749
5.375% 7/1/17	675,000	682,397
Philadelphia Arpt. Rev.:
Series B2, 0.82% 6/5/17, LOC PNC Bank NA, CP (b)	3,800,000	3,799,780
Series B3:
0.8% 5/8/17, LOC Wells Fargo Bank NA, CP (b)	3,800,000	3,800,000
0.87% 4/5/17, LOC Wells Fargo Bank NA, CP (b)	5,200,000	5,200,000
Philadelphia Gas Works Rev. Series 2, 0.82% 4/3/17, LOC PNC Bank NA, CP	4,000,000	4,000,000
Philadelphia Gen. Oblig. TRAN Series 2016 A, 2% 6/30/17	5,000,000	5,012,844
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 05B, 0.8% tender 4/4/17, CP mode	4,100,000	4,100,000
Series 2007 B, 0.8% tender 5/1/17, CP mode	4,000,000	4,000,000
0.85% tender 5/4/17, CP mode	3,700,000	3,700,000
		49,480,160
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2017, 0.9% tender 4/3/17, CP mode (b)	400,000	400,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.95% tender 4/25/17, CP mode (b)	300,000	300,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $56,165,160)		56,165,160
	Shares	Value

Investment Company - 10.8%
Fidelity Municipal Cash Central Fund, 0.90% (f)(g)	39,895,751	39,895,751
(Cost $39,895,751)
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $368,035,911)		368,035,911
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,277,285
NET ASSETS - 100%		$369,313,196

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,905,000 or 4.8% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,625,000 or 1.3% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.11%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16	$2,100,000
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 1.11%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16	$5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	8/11/16	$5,900,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.11%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada)	3/31/16	$4,905,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$65,253
Total	$65,253

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At March 31, 2017 the cost for Federal Income Tax Purposes was $368,035,911.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Michigan Municipal Money Market Fund

March 31, 2017

MIS-QTLY-0517
1.814634.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 4/7/17, VRDN (a)(b)	$600,000	$600,000
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.1% 4/7/17, VRDN (a)(b)	200,000	200,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.09% 4/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,600,000	2,600,000
		2,800,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 1.14% 4/3/17, VRDN (a)(b)	300,000	300,000
Series 1993 C, 1.03% 4/7/17, VRDN (a)	200,000	200,000
Series 1994, 1.14% 4/3/17, VRDN (a)(b)	200,000	200,000
Series 1999 B, 1% 4/7/17, VRDN (a)(b)	200,000	200,000
		900,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev.:
( Indiana Michigan Pwr. Co. Proj.) Series I, 1.07% 4/7/17, VRDN (a)	100,000	100,000
(Indiana Michigan Pwr. Co. Proj.) Series H, 1.07% 4/7/17, VRDN (a)	300,000	300,000
		400,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.01% 4/7/17, VRDN (a)(b)	600,000	600,000
Michigan - 51.7%
Central Michigan Univ. Rev. Series 2008 A, 0.93% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	12,640,000	12,640,000
Grand Traverse County Hosp. Series 2011 B, 0.92% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B:
0.9% 4/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,000,000	1,000,000
0.9% 4/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	24,940,000	24,940,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.93% 4/7/17, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	21,665,000	21,665,000
Michigan Bldg. Auth. Rev.:
Series 2007 1, 0.95% 4/7/17, LOC Citibank NA, VRDN (a)	13,945,000	13,945,000
Series 2011 B, 0.95% 4/7/17, LOC Citibank NA, VRDN (a)	9,550,000	9,550,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 0.91% 4/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,500,000	1,500,000
(Hosp. Proj.) Series 2016 E2, 0.86% 4/7/17, VRDN (a)	7,600,000	7,600,000
Series 2016 E3, 0.91% 4/7/17, VRDN (a)	5,775,000	5,775,000
Series 22 A, 0.94% 4/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	44,812,000	44,812,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.94% 4/7/17, LOC Citibank NA, VRDN (a)(b)	3,555,000	3,555,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.94% 4/7/17, LOC Citibank NA, VRDN (a)(b)	5,285,000	5,285,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.94% 4/7/17, LOC Citibank NA, VRDN (a)(b)	6,110,000	6,110,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club Apts. Proj.) 0.92% 4/7/17, LOC Fannie Mae, VRDN (a)(b)	5,655,000	5,655,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.95% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	9,200,000	9,200,000
Michigan State Univ. Revs. Series 2000 A, 0.94% 4/7/17 (Liquidity Facility Northern Trust Co.), VRDN (a)	18,285,000	18,285,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 1.04% 4/7/17, LOC Bank of America NA, VRDN (a)(b)	1,860,000	1,860,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.):
0.91% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	21,800,000	21,800,000
0.97% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,900,000	1,900,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.99% 4/3/17, LOC Comerica Bank, VRDN (a)	11,500,000	11,500,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.99% 4/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 1.01% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,300,000	2,300,000
		269,702,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.1% 4/7/17, VRDN (a)(b)	600,000	600,000
Texas - 0.1%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 1.25% 4/7/17, VRDN (a)(b)	400,000	400,000
Virginia - 0.3%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.97% 4/7/17, LOC Bank of America NA, VRDN (a)	1,555,000	1,555,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.14% 4/7/17, VRDN (a)(b)	900,000	900,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.15% 4/7/17, VRDN (a)(b)	500,000	500,000
		1,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $278,957,000)		278,957,000

Tender Option Bond - 15.2%
California - 0.3%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.03% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,100,000	1,100,000
Dignity Health Participating VRDN Series 17 04, 0.99% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	500,000	500,000
		1,600,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.11% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	200,000	200,000
Michigan - 14.6%
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XM 03 92, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,600,000	3,600,000
Series Floaters XM 04 65, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,800,000	5,800,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000,000	10,000,000
Series 16 XM0223, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,010,000	6,010,000
Series 16 ZM0166, 0.94% 4/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,500,000	8,500,000
Series RBC 2016 XM0132, 0.94% 4/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	13,165,000	13,165,000
Series RBC 2016 ZM0131, 0.94% 4/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,335,000	3,335,000
Series XM 04 72, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series Floaters XM 04 08, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,475,000	4,475,000
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 1.11%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,610,000	7,610,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,190,000	6,190,000
Series 15 XF2205, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,300,000	5,300,000
		75,985,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.08% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	300,000	300,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.1% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200,000	200,000
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.13% 5/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	200,000	200,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1% 4/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	700,000	700,000
TOTAL TENDER OPTION BOND
(Cost $79,185,000)		79,185,000

Other Municipal Security - 20.5%
Georgia - 1.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.02%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	2,475,000	2,475,000
Series 2010 A2, 1.02%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	4,960,000	4,960,000
		7,435,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.82% tender 4/19/17, CP mode	1,000,000	1,000,000
Series 1993 B, 1% tender 5/4/17, CP mode	400,000	400,000
Series 1993-A, 0.9% tender 4/25/17, CP mode	400,000	400,000
		1,800,000
Michigan - 17.9%
Ingham, Eaton and Clinton Counties Lansing School District Bonds Series 2016 I, 3% 5/1/17	3,000,000	3,005,495
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 1.16%, tender 10/27/17 (a)	25,915,000	25,915,000
Michigan Bldg. Auth. Rev. Bonds (Michigan Gen. Oblig. Proj.) Series 2009 I, 5% 10/15/17	1,160,000	1,185,791
Michigan Fin. Auth. Rev. Bonds:
Series 2010 A, 4% 12/1/17	500,000	509,611
Series 2012 A, 5% 7/1/17	9,715,000	9,814,689
Series 2013 M1, 0.78%, tender 6/1/17 (a)	5,500,000	5,500,000
Michigan Gen. Oblig. Bonds (Envir. Prog.) Series 2008 A, 5% 5/1/17	5,700,000	5,719,460
Michigan Trunk Line Fund Rev. Bonds:
Series 2005, 5.25% 11/1/17	8,050,000	8,249,795
Series 2014, 5% 11/15/17	4,015,000	4,116,155
Series A, 5.5% 11/1/17	1,320,000	1,355,175
Rochester Cmnty. School District Bonds 4% 5/1/17 (Michigan Gen. Oblig. Guaranteed)	4,560,000	4,572,397
Univ. of Michigan Rev.:
Series K1:
0.7% 4/3/17, CP	2,000,000	2,000,000
0.77% 5/2/17, CP	5,400,000	5,400,000
0.89% 6/5/17, CP	5,300,000	5,300,000
Series K2:
0.78% 11/27/17, CP	5,500,000	5,500,000
0.9% 12/12/17, CP	5,300,000	5,300,000
		93,443,568
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 4/18/17, CP mode (b)	1,100,000	1,100,000
Series 1990-A, 0.95% tender 4/25/17, CP mode (b)	400,000	400,000
Series A1, 1.05% tender 4/6/17, CP mode (b)	900,000	900,000
0.85% tender 4/6/17, CP mode	600,000	600,000
		3,000,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2017, 0.9% tender 4/3/17, CP mode (b)	600,000	600,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds ( Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.95% tender 4/25/17, CP mode (b)	500,000	500,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $106,778,568)		106,778,568
	Shares	Value

Investment Company - 10.8%
Fidelity Municipal Cash Central Fund, 0.90% (f)(g)
(Cost $56,302,480)	56,302,480	56,302,480
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $521,223,048)		521,223,048
NET OTHER ASSETS (LIABILITIES) - 0.0%		250,719
NET ASSETS - 100%		$521,473,767

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,610,000 or 1.5% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,000 or 0.0% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 1.11%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$7,610,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$101,882
Total	$101,882

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At March 31, 2017 the cost for Federal Income Tax Purposes was $521,223,048.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Ohio Municipal Money Market Fund

March 31, 2017

OFS-QTLY-0517
1.814643.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 45.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 4/7/17, VRDN (a)(b)	$700,000	$700,000
Arkansas - 1.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.1% 4/7/17, VRDN (a)(b)	400,000	400,000
Series 2002, 1.1% 4/7/17, VRDN (a)(b)	2,600,000	2,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.09% 4/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,100,000	2,100,000
		5,100,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 1.14% 4/3/17, VRDN (a)(b)	300,000	300,000
Series 1993 C, 1.03% 4/7/17, VRDN (a)	200,000	200,000
Series 1994, 1.14% 4/3/17, VRDN (a)(b)	200,000	200,000
Series 1999 B, 1% 4/7/17, VRDN (a)(b)	200,000	200,000
		900,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.04% 4/7/17, VRDN (a)(b)	600,000	600,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.07% 4/7/17, VRDN (a)	300,000	300,000
Series I, 1.07% 4/7/17, VRDN (a)	100,000	100,000
		1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.05% 4/7/17, VRDN (a)	400,000	400,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.1% 4/7/17, VRDN (a)(b)	700,000	700,000
Ohio - 42.3%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.96% 4/7/17, VRDN (a)	39,500,000	39,500,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.98% 4/7/17, LOC Northern Trust Co., VRDN (a)	16,045,000	16,045,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.93% 4/7/17, LOC PNC Bank NA, VRDN (a)	2,710,000	2,710,000
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.94% 4/7/17, LOC Comerica Bank, VRDN (a)	4,800,000	4,800,000
Greene County Hosp. Facilities Rev. Series A, 0.96% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	6,070,000	6,070,000
Hamilton County HealthCare Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.92% 4/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,715,000	3,715,000
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.93% 4/7/17, LOC PNC Bank NA, VRDN (a)	15,800,000	15,800,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.94% 4/7/17, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,355,000	11,355,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.09% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,295,000	1,295,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.95% 4/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,330,000	2,330,000
Middletown Hosp. Facilities Rev. Series 2008 A, 0.92% 4/7/17, LOC PNC Bank NA, VRDN (a)	26,785,000	26,785,000
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Valley Elec. Corp. Proj.) Series 2009 D, 0.9% 4/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	17,400,000	17,400,000
(TimkenSteel Proj.) Series 2003, 0.92% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
Ohio Gen. Oblig. (Infrastructure Impt. Proj.) Series 2003 D, 0.89% 4/7/17, VRDN (a)	13,585,000	13,585,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series B, 0.98% 4/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	4,010,000	4,010,000
Series F, 0.9% 4/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	4,610,000	4,610,000
Series 2004 D, 0.88% 4/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	4,415,000	4,415,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 1.08% 4/7/17, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	165,000	165,000
(Wingate at Belle Meadows Proj.) 0.9% 4/7/17, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,480,000	8,480,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 G, 0.9% 4/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	13,890,000	13,889,628
Series 2016 H, 0.9% 4/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	10,600,000	10,600,000
Series 2016 I, 0.9% 4/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,450,000	3,450,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.93% 4/7/17, LOC Bank of America NA, VRDN (a)(b)	12,100,000	12,100,000
		224,709,628
Texas - 0.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 1.25% 4/7/17, VRDN (a)(b)	2,700,000	2,700,000
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.99% 4/7/17 (Total SA Guaranteed), VRDN (a)(b)	200,000	200,000
		2,900,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.14% 4/7/17, VRDN (a)(b)	1,000,000	1,000,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.15% 4/7/17, VRDN (a)(b)	1,100,000	1,100,000
		2,100,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.98% 4/7/17, VRDN (a)	595,000	595,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $239,104,628)		239,104,628

Tender Option Bond - 11.1%
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.11% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	200,000	200,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.08% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	300,000	300,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.1% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200,000	200,000
Ohio - 10.8%
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,330,000	3,330,000
Franklin County Hosp. Facilities Rev. Participating VRDN:
Series 15 XF0244, 0.95% 4/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
Series 16 XL0004, 0.96% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,480,000	4,480,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.07% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,800,000	5,800,000
Lucas County Gen. Oblig. Bonds Series 2016 26, 1.11%, tender 6/29/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,000,000	6,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.13% 5/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	5,400,000	5,400,000
Series XG 00 69, 1.08% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,750,000	3,750,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 16 ZF0354, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,250,000	6,250,000
Series 2015 XF0105, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,500,000	8,500,000
Series 2016 ZF0355, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,805,000	9,805,000
		57,315,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1% 4/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	700,000	700,000
TOTAL TENDER OPTION BOND
(Cost $58,715,000)		58,715,000

Other Municipal Security - 35.5%
Georgia - 0.7%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.02%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	2,580,000	2,580,000
Series 2010 A2, 1.02%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,400,000	1,400,000
		3,980,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 0.9% tender 4/25/17, CP mode	400,000	400,000
(New England Pwr. Co. Proj.):
Series 1993 B, 1% tender 5/4/17, CP mode	400,000	400,000
Series 1993-A, 0.82% tender 4/19/17, CP mode	1,100,000	1,100,000
		1,900,000
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 4/18/17, CP mode (b)	1,100,000	1,100,000
Series 1990-A, 0.95% tender 4/25/17, CP mode (b)	400,000	400,000
Series A1, 1.05% tender 4/6/17, CP mode (b)	900,000	900,000
0.85% tender 4/6/17, CP mode	600,000	600,000
		3,000,000
Ohio - 33.6%
American Muni. Pwr. BAN:
Series 2016, 2% 10/19/17	6,400,000	6,426,435
1.25% 4/27/17 (Ohio Gen. Oblig. Guaranteed)	850,000	850,304
Avon Gen. Oblig. BAN Series 2017 A, 2% 9/21/17	5,800,000	5,821,531
Belmont County BAN 2% 4/21/17	9,339,000	9,344,937
Berea BAN Series 2017, 2% 3/15/18	4,050,900	4,079,480
Berea Ohio City School District Bonds Series 2017, 3% 12/1/17	940,000	952,732
Clark County Gen. Oblig. BAN Series 2016 2, 1.75% 5/3/17	3,100,000	3,102,094
Deer Park School District BAN Series 2017, 2% 7/13/17	3,750,000	3,760,991
Deerfield Township BD Anticipation BAN Series 2016, 1.2% 10/26/17	1,600,000	1,600,000
Delaware Gen. Oblig. BAN:
Series 2017, 2% 4/12/18 (f)	4,000,000	4,028,000
1% 4/13/17	3,365,000	3,365,219
Dublin City School District BAN 1.5% 5/2/17	4,500,000	4,502,306
Fairborn City School District BAN Series 2016, 2.25% 5/18/17	5,700,000	5,706,969
Fairborn Gen. Oblig. BAN Series 2017, 2% 3/22/18	5,186,518	5,226,377
Franklin County Hosp. Facilities Rev. Bonds:
(U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 7/12/17 (a)	4,085,000	4,131,884
Series 2013, 5% 5/15/17	220,000	221,080
Franklin County Rev. Bonds Series 2013 OH, 0.75%, tender 6/1/17 (a)	5,500,000	5,500,000
Huber Heights BAN:
Series 2016, 2.75% 12/12/17	2,000,000	2,017,892
2% 6/1/17	8,800,000	8,816,473
Independence Gen. Oblig. BAN:
Series 2016 2, 2% 12/6/17	1,500,000	1,508,596
Series 2017, 2% 12/6/17	1,600,000	1,609,143
Kenston Local School District BAN Series 2016, 2% 6/29/17	4,000,000	4,011,899
Lebanon Gen. Oblig. BAN 2% 4/12/17	4,600,000	4,601,621
Lima Gen. Oblig. BAN Series 2017, 2% 3/14/18 (Ohio Gen. Oblig. Guaranteed)	2,365,000	2,384,998
Logan County Gen. Oblig. BAN Series 2016, 2% 12/20/17	2,300,000	2,308,326
Maple Heights City Scd BAN Series 2017, 2.25% 3/29/18 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,009,293
Marion Gen. Oblig. BAN Series 2016 2% 9/7/17 (Ohio Gen. Oblig. Guaranteed)	5,500,000	5,528,517
Marysville Gen. Oblig. BAN Series 2016, 1.375% 8/24/17	1,750,000	1,753,269
Mason Gen. Oblig. BAN 2% 5/24/17	5,500,000	5,508,905
Obetz BAN Series 2017, 2% 2/13/18	1,200,000	1,207,012
Ohio Bldg. Auth. Bonds (Adult Correctional Bldg. Fund Proj.) Series 2011 B, 5% 10/1/17	1,500,000	1,530,274
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds (Ohio Administrative Knowledge Sys. Proj.) Series 2016, 5% 9/1/17	2,060,000	2,095,637
Ohio Gen. Oblig. Bonds Series 2016 S, 3% 5/1/17	380,000	380,647
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Foundtn (THE) Proj.):
Series 08 B5, 0.77% tender 5/24/17, CP mode	5,500,000	5,500,000
Series 2008 B6 0.78% tender 4/15/17, CP mode	5,800,000	5,800,000
0.82% tender 6/12/17, CP mode	5,400,000	5,400,000
0.95% tender 7/6/17, CP mode	5,400,000	5,400,000
0.95% tender 7/6/17, CP mode	5,400,000	5,400,000
Ohio Spl. Oblig. Bonds Series 2015, 4%	735,000	735,000
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.8% tender 4/4/17, CP mode	5,800,000	5,800,000
Tallmadge School District Gen. Oblig. BAN Series 2017, 2% 6/1/17	5,800,000	5,810,083
Vandalia Gen. Oblig. BAN Series 2016 1.75% 9/7/17	3,000,000	3,009,697
Walton Hills BD Anticipation BAN Series 2016, 2% 11/29/17 (Ohio Gen. Oblig. Guaranteed)	860,000	864,790
Warren County Gen. Oblig. BAN Series 2016, 1.75% 8/24/17	2,000,000	2,007,083
Wayne County Ohio BD BAN Series 2016, 2% 6/30/17	4,000,000	4,012,033
Willoughby BAN 2% 5/26/17	5,680,000	5,690,613
Winton Woods City School District BAN:
Series 2016, 2.5% 7/27/17 (Ohio Gen. Oblig. Guaranteed)	3,000,000	3,012,937
Series 2017, 1.75% 7/27/17 (Ohio Gen. Oblig. Guaranteed)	5,600,000	5,614,488
		178,949,565
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2017, 0.9% tender 4/3/17, CP mode (b)	600,000	600,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.95% tender 4/25/17, CP mode (b)	500,000	500,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $188,929,565)		188,929,565
	Shares	Value

Investment Company - 8.3%
Fidelity Municipal Cash Central Fund, 0.90% (g)(h)
(Cost $44,325,811)	44,325,811	44,325,811
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $531,075,004)		531,075,004
NET OTHER ASSETS (LIABILITIES) - 0.1%		750,366
NET ASSETS - 100%		$531,825,370

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,000,000 or 1.1% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,400,000 or 1.0% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Security	Acquisition Date	Cost
Lucas County Gen. Oblig. Bonds Series 2016 26, 1.11%, tender 6/29/17 (Liquidity Facility U.S. Bank NA, Cincinnati)	12/23/16	$6,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$75,480
Total	$75,480

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At March 31, 2017 the cost for Federal Income Tax Purposes was $531,075,004.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017